Interim condensed consolidated statement of comprehensive income - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interim condensed consolidated statement of comprehensive income
Net profit for the period	$ 8,717,774	$ 14,471,587
Unrealized (loss) gain on hedges:
Cash flow hedge for future exports	(1,147,286)	2,225,284
Hedge of a net investment in a foreign operation	(2,189,271)	3,805,279
Cash flow hedge with derivative instruments	(23,078)	101,161
Financial instruments measured at fair value	(453)	(1,761)
Foreign currency translation	4,243,200	(10,710,769)
Items that may be reclassified subsequently to profit or loss (net of tax)	883,112	(4,580,806)
Items that will not be reclassified subsequently to profit or loss (net of tax):
Actuarial (loss) gain	(190,091)	821,773
Items that will not be reclassified subsequently to profit or loss (net of tax)	(190,091)	821,773
Other comprehensive income, net of tax	693,021	(3,759,033)
Total comprehensive income, net of tax	9,410,795	10,712,554
Comprehensive income attributable to:
Owners of the parent	7,376,861	10,072,229
Non-controlling interest	2,033,934	640,325
Total comprehensive income, net of tax	$ 9,410,795	$ 10,712,554